SHARE-BASED COMPENSATION - Granted options to employees (Details) - Option plan	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	0	270,000	4,801,938
Weighted average exercise price (in usd per share)	$ 0	$ 1.349	$ 0.902
Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares			4,801,938
Weighted average exercise price (in usd per share)		1.349	$ 0.902
Employee | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)		0.223	0.092
Employee | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)		$ 0.581	$ 0.489